Shares - Share purchase program (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 14, 2017	Aug. 09, 2016
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)	(1,281,485)	(2,625,557)
2017 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Maximum number of shares to be purchased (in shares)			2,424,333
Shares purchased and subsequently cancelled during period (in shares)	(1,281,485.000)	(1,142,762)
2016 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Maximum number of shares to be purchased (in shares)				2,733,482
Shares purchased and subsequently cancelled during period (in shares)		(1,657,514)
Common shares
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)	(1,281,485)	(2,625,557)
Common shares | 2017 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares	$ (10,975)	$ (9,810)
Common shares | 2016 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		(1,482,795)
Increase (decrease) as a result of the retirement of shares		$ (12,763)
Additional paid-in capital | 2017 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares	$ 1,435	4,119
Additional paid-in capital | 2016 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares		$ 3,484